Financial Risk Management and Fair Values of Financial Instruments - Disclosure of Fair Value of Derivative Component of Convertible Bonds is Measured by Using the Binomial Model (Detail) - Convertible Bond [Member] - ¥ / shares
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Major Inputs used in the Binomial Model in the Fair value Measure of the Derivative Component of Convertible Bonds [Line Items]
Conversion price	¥ 6.17	¥ 6.24
Stock price of A shares	¥ 7.65	¥ 6.47
Stock market volatility	33.29%	33.78%
Risk-free interest rate	2.46%	2.59%